Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consists of the following:

	March 31, 2023	December 31, 2022
Trocars	$4,644	$4,645
Leasehold improvements	1,070	1,028
Office equipment	253	238
Computer software	140	140
Furniture and fixtures	161	161
Computer equipment	108	102
Construction in process	—	—

Property and equipment	6,376	6,314
Less: Accumulated depreciation	(5,069)	(4,810)

Property and equipment, net	$1,307	$1,504

Property and equipment, net consists of the following:

	December 31, 2022	December 31, 2021
Trocars	$4,645	$4,448
Leasehold improvements	1,028	254
Office equipment	238	223
Computer software	140	135
Furniture and fixtures	161	119
Computer equipment	102	97
Construction in process	—	705

Property and equipment	6,314	5,981
Less: Accumulated depreciation	(4,810)	(3,646)

Property and equipment, net	$1,504	$2,335